Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Property and Equipment, gross	$ 3,685	$ 335
Less: Accumulated depreciation	(1,845)
Total property and equipment, net	1,840	335
Furniture and Fixtures [Member]
Property and Equipment, gross	668	335
Computer Equipment [Member]
Property and Equipment, gross	737
Leasehold Improvements [Member]
Property and Equipment, gross	$ 2,280